INVESTMENT SECURITIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	$ (2)	$ 0
Fair Value Less than Twelve Months	517	0
Gross Unrealized Losses Over Twelve Months	0	(35)
Fair Value Over Twelve Months	0	1,965
US Government Agencies Debt Securities [Member]
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	(2)	0
Fair Value Less than Twelve Months	517	0
Gross Unrealized Losses Over Twelve Months	0	(35)
Fair Value Over Twelve Months	0	1,965
State and political subdivisions [Member]
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	0	0
Fair Value Less than Twelve Months	0	0
Gross Unrealized Losses Over Twelve Months	0	0
Fair Value Over Twelve Months	0	0
Mortgage-backed securities [Member]
Gross Unrealized Losses [Line Items]
Gross Unrealized Losses Less than Twelve Months	0	0
Fair Value Less than Twelve Months	0	0
Gross Unrealized Losses Over Twelve Months	0	0
Fair Value Over Twelve Months	$ 0	$ 0